Commitments and contingencies - Narrative (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Commitments for future lease obligations	SFr 153.8	SFr 331.1
Group cash pool participants
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross bank balances before cash pooling offset	271.7	64.9
Atlanta
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Bank guarantee	105.5
Belgium
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Bank guarantee	27.9
Commitments for future lease obligations	104.4	106.7
Bank overdraft facility four, CHF
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Bank guarantee	153.2	168.3
Bank overdraft facility four, CHF | Contingent liability for guarantees
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Estimated financial effect of contingent liabilities	SFr 153.2	SFr 168.3